Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 12. Earnings (Loss) Per Share

The Company computes earnings per share using two different methods, basic and diluted, and presents per share data for all periods in which statements of operations are presented. Basic earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock and common stock equivalents outstanding.

Due to the recent net losses generated by the Company, there are no dilutive elements. Therefore, basic and diluted EPS are the same.

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the first quarter of fiscal years 2019 and 2018:

	Fiscal 2019	Fiscal 2018
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(2,256,142)	$(1,101,248)
Weighted average number of common shares outstanding	86,876,957	55,059,804
Basic net loss per share	$(0.03)	$(0.02)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(2,256,142)	$(1,101,248)
Weighted average number of common shares outstanding	86,876,957	55,059,804
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	86,876,957	55,059,804
Diluted net loss per share	$(0.03)	$(0.02)

_________

(1)	At May 31, 2018 and May 31, 2017, there were 6,235,159 and 2,392,310, respectively, of stock options equivalent to common shares outstanding. The stock options are anti-dilutive at May 31, 2018 and May 31, 2017 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At May 31, 2018 and May 31, 2017, there were outstanding warrants equivalent to 9,044,740 and 4,660,000 common shares, respectively. The warrants are anti-dilutive at May 31, 2018 and May 31, 2017 and therefore, have been excluded from diluted earnings (loss) per share.

The Company computes earnings per share using two different methods, basic and diluted, and presents per share data for all periods in which statements of operations are presented. Basic earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted earnings per share are computed by dividing net income (loss) by the weighted average number of shares of common stock and common stock equivalents outstanding.

Due to the recent net losses generated by the Company, there are no dilutive elements. Therefore, basic and diluted EPS are the same.

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the fiscal years 2018 and 2017:

	Fiscal 2018	Fiscal 2017
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(10,243,396)	$(7,219,626)
Weighted average number of common shares outstanding	61,786,169	44,840,743
Basic net loss per share	$(0.17)	$(0.16)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(10,243,396)	$(7,219,626)
Weighted average number of common shares outstanding	61,786,169	44,840,743
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	61,786,169	44,840,743
Diluted net loss per share	$(0.17)	$(0.16)

(1)	At both February 28, 2018 and February 28, 2017, there were outstanding stock options equivalent to 6,437,600 and 6,692,310 common shares, respectively. The stock options are anti-dilutive at February 28, 2018 and February 28, 2017 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At February 28, 2018 and February 28, 2017, there were outstanding warrants equivalent to 7,080,000 and 8,510,000 common shares, respectively. The warrants are anti-dilutive at February 28, 2018 and February 28, 2017 and therefore, have been excluded from diluted earnings (loss) per share.